RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS
Right-of-use assets	$ 343.4	$ 349.7
Depreciation	128.1	124.0	$ 98.8
Affiliated corporations
RIGHT-OF-USE ASSETS
Right-of-use assets	6.7	9.5
Depreciation	$ 3.1	$ 3.9	$ 4.2